Intangible assets	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about intangible assets [abstract]
Intangible assets
9.	Intangible assets

Cost	Licenses	Patents	Trademarks	Customer list	Approved ANDAs	Acquired in process research and development	Acquired intangible assets	Total
At December 31, 2015	$-	$15,708,549	$4,428,338	$781,472	$-	$-	$-	$20,918,359
Acquisitions under business combinations (note 4), as previously stated	-	-	-	-	-	-	101,712,420	101,712,420
Effect of movements in exchange rates	-	(468,759)	(132,146)	(23,320)	-	-	-	(624,225)
Reclassified for finalization of purchase price allocation (note 4)	-	9,772,740	-	6,713,991	1,505,664	83,720,025	(101,712,420)	-
At December 31, 2016	$-	$25,012,530	$4,296,192	$7,472,143	$1,505,664	$83,720,025	$-	$122,006,554
Additions	2,383,550	-	-	-	-	-	-	2,383,550
Impairment	(635,721)	-	-	-	-	-	-	(635,721)
Transfers to assets held for resale	-	(9,122,874)	-	(6,267,525)	(1,405,541)	(78,152,819)	-	(94,948,759)
Effect of movements in exchange rates	8,471	(1,650,944)	(282,211)	(496,269)	(100,123)	(5,567,206)	-	(8,088,282)
At December 31, 2017	$1,756,300	$14,238,712	$4,013,981	$708,349	$-	$-	$-	$20,717,342

Accumulated amortization and impairment losses	Licenses	Patents	Trademarks	Customer list	Approved ANDAs	Acquired in process research and development	Acquired intangible assets	Total
At December 31, 2015	$-	$14,781,836	$4,015,852	$708,679	$-	$-	$-	$19,506,367
Amortization	-	886,217	394,461	69,612	-	-	841,734	2,192,024
Effect of movements in exchange rates	-	(428,263)	(114,121)	(20,139)	-	-	5,869	(556,654)
Reclassified for finalization of purchase price allocation (note 4)	-	81,440	-	55,949	12,548	697,666	(847,603)	-
At December 31, 2016	$-	$15,321,230	$4,296,192	$814,101	$12,548	$697,666	$-	$21,141,737
Amortization	-	637,406	-	437,904	98,203	5,460,444	-	6,633,957
Transfers to assets held for resale	-	(684,216)	-	(470,064)	(105,416)	(5,861,461)	-	(7,121,157)
Effect of movements in exchange rates	-	(1,035,708)	(282,211)	(73,592)	(5,335)	(296,649)	-	(1,693,495)
At December 31, 2017	$-	$14,238,712	$4,013,981	$708,349	$-	$-	$-	$18,961,042

Carrying amounts	Licenses	Patents	Trademarks	Customer list	Approved ANDAs	Acquired in process research and development	Acquired intangible assets	Total
At December 31, 2016	$-	$9,691,300	$-	$6,658,042	$1,493,116	$83,022,359	$-	$100,864,817
At December 31, 2017	$1,756,300	$-	$-	$-	$-	$-	$-	$1,756,300

During the year ended December 31, 2017, the Company acquired licenses totaling $2,383,550. The Company has recorded $1,756,300 within accounts payable and accrued liabilities relating to the current portion of license fees payable and $501,800 recorded as a non-current liability relating to the license fees payable as at December 31, 2017.

The Company has considered indicators of impairment as at December 31, 2017 and 2016. The Company recorded a write-down of intangible assets during the year ended December 31, 2017 totaling $635,721 pertaining to a license acquired during the year, which is currently under litigation as described in note 15(d). The Company did not record a write-down of intangible assets during the year ended December 31, 2016. During the year ended December 31, 2015, the Company recorded a reversal of the impairment loss relating to the AGGRASTAT® intangible assets and from patent applications no longer being pursued or patents being abandoned. As at December 31, 2017, the AGGRASTAT® intangible assets were fully amortized.

For the year ended December 31, 2017, there was no amortization of intangible assets relating to AGGRASTAT® or other intangible assets recorded. For the years ended December 31, 2016 and December 31, 2015, amortization of intangible assets relating to AGGRASTAT® totaling $1,347,022 and $655,603, respectively is recognized in cost of goods sold and $3,268 and $3,787, respectively, is recognized in research and development expenses.

For the years ended December 31, 2017 and 2016, amortization of the acquired intangible assets totaling $6,633,955 and $841,754, respectively, was recognized within loss from discontinued operations.

The Company did not record amortization on its licenses totaling $1,756,300 as they were not available for use at December 31, 2017.

As described in note 10, intangible assets were pledged as security against long-term debt, however the long-term debt was extinguished during the year ended December 31, 2017 and no further security obligations exist in relation to the Company’s intangible assets.